S000089612 [Member] Expense Example - Nuveen Municipal Income ETF - Nuveen Municipal Income ETF	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	96
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	$ 381